MD&A - Risk management and control - Credit Risk	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Credit Risk Explanatory
Global

Wealth

Management
  predominant ly   conduct s
securities-based (Lombard) lending and mortgage lending.
A substantial portion of lending exposure arises from Personal
&

Corporate

Banking,

which

offers

mortgage

loans,

secured
mainly

by

residential

properties

and

income-producing

real
estate, as

well as

corporate loans,

and therefore

depends on
the performance of the Swiss economy.
The

Investment

Bank’s

credit

exposure

arises

mainly

from
lending,

derivatives

trading

and

securities

financing.
Derivatives

tra
ding

and

securities

financing

are
mainly
investment

grade.

Loan

underwriting

activity

can

be

lower
rated and give rise to temporary concentrated exposure.
Credit

risk

within

Non-core

and

Legacy

Portfolio

relates

to
derivative transactions and securitized positions.
Audited |

Overview of measurement, monitoring and
management techniques
Credit risk

from transactions

with individual

counterparties is
based on our estimates of probability

of default (PD), exposure
at

default

(EAD)

and

loss

given

default

(LGD).

Limits

are
established for individual counterparties and groups of related counterparties covering banking and traded products,

and for
settlement amounts. Risk authorities are approved by the BoD
and

are

delegated

to

the

Group

CEO,

the

Group

CRO

and
divisional

CROs,

based

on

risk

exposure

amounts,

internal
credit rating and potential for losses.
Limits apply

not only

to the

current outstanding

amount but
also

to

contingent

commitments

and

the

potential

future
exposure of traded products.
The

Investment

Bank

monitoring,

measurement

and

limit
framework

distinguishes

between

exposures

intended

to

be
held to maturity (take-and-hold

exposures) and those intended
for distribution or risk transfer (temporary exposures).
We

use

models

to

derive

portfolio

credit

risk

measures

of
expected loss, statistical loss and stress

loss at Group-wide and
business division levels, and to establish portfolio limits.
Credit

risk

concentrations

can

arise

if

clients

are

engaged

in
similar

activities,

located

in

the

same

geographical

region

or
have comparable economic

characteristics, e.g., if

their ability
to meet contractual obligations would be

similarly affected by
changes

in

economic,

political

or

other

conditions.

To

avoid
credit

risk

concentrations,

we

establish

limits

/

operational
controls that constrain

risk concentrations

at portfolio and

sub-
portfolio

levels

for

sector

exposure,

country

risk

and

specific
product exposures.
Audited

|

Counterparty

credit

risk
  (CCR)
arising

from

traded
products, which include OTC

derivatives, ETD exposures

and SFTs,
originating
in

the

Investm
ent

Bank
, Non - core
and

Legacy
Portfolio,

and Group

Treasury

,

is generally

managed on

a close-
out

basis.

This

takes

into

account

possible

effects

of

market
movements

on

the

exposure

and

any

associated

collateral

over
the time

it would

take to

close out

our positions. In

the Investment
Bank,

limits

are

applied

to

the

potential

future

exposure

per
counterparty,

with

the

size

of

the
  limit
dependent

on
  the
counterparty’s creditworthiness

(as determined

by Risk

Control).
Limit

frameworks

are

also

used

to

control

overall

exposure

to
specific classes or

categories of

collateral on a

portfolio level. Such
portfolio
limits

are

monitored

and

reported

to

senior
management.

Trading

in

OTC

derivatives

is

conducted

through

central
counterparties

(CCPs)

where

practicable.

Where

CCPs

are

not
used, we

have clearly

defined policies

and processes

for trading
on a bilateral

basis. Trading is

typically conducted under bilateral
International Swaps

and Derivatives

Association (ISDA)

or similar
master

netting

agreements,

which generally

allow for

close-out
and netting

of transactions

in case

of default,

subject to

applicable
law.

For

most

major

market

participant

counterparties,

we

use
two-way collateral

agreements under

which either

party can

be
required to

provide collateral

in the

form of

cash or

marketable
securities

when

the

exposure

exceeds

specified

levels.

This
collateral typically consists

of well-rated government

debt or other
collateral

permitted

by

applicable

regulations.

For

certain
counterparties, an

initial margin

is taken

to cover

some or

all of
the

calculated

close-out

exposure.

This

is

in

addition

to

the
variation

margin

taken

to

settle

changes

in

market

value

of
transactions. Regulations on margining

uncleared OTC derivatives
continue to evolve. These generally expand

the scope of bilateral
derivatives

activity

subject

to

margining.

They

will

also

result

in
greater amounts

of initial

margin received

from, and

posted to,
certain bilateral trading counterparties than had been required in the past. These changes should result in lower close-out risk over time.
Audited |

We actively manage credit

risk in our portfolios by

taking
collateral against exposures and by utilizing credit hedging.
Audited |

We use

a scoring

model as

part of

a standardized

front-
to-back process

for credit

decisions on

originating or

modifying
Swiss mortgage

loans. The

model’s two

key factors

are

the LTV
ratio and an affordability calculation relative to gross income.
Audited |

The value

we assign

to each

property is

based on

the
lowest

value

determined

from
model - derived
valuations,

the
purchase

price,

an asset

value for

income-producing

real estate
(IPRE),

and,

in

some

cases,

an

additional

external

valuation

for
owner-occupied residential properties (ORPs).
Audited

|

We

similarly

apply

underwriting

guidelines

for

our
Global

Wealth

Management

Region

Americas

mortgage

loan
portfolio,

taking

into

account

loan

affordability

and

collateral
sufficiency.

LTV

standards

are

defined

for

the

various

mortgage
types,

such

as

residential

mortgages

or

investment

properties,
based on associated risk factors, such as property type, loan size,
and

purpose.

The

maximum

LTV

allowed

within

the

standard
approval

process

ranges from
45 % to 80
%. In

addition

to

LTV,
other

credit

risk

metrics,

such

as

debt-to-income

ratios,

credit
scores

and

required

client

reserves,
are also
part

of

our
underwriting guidelines.
A

risk

limit

framework

is

applied

to

the

Global

Wealth
Management

Region

Americas

mortgage

loan

portfolio.

Limits
are

set

to

govern

exposures

within

LTV

categories,

geographic
concentrations,

portfolio

growth

and

high-risk

mortgage
segments,

such as interest-only loans. These limits are

monitored
by a specialized

credit risk

monitoring team

and reported to

senior
management. Supplementing this limit framework is a real estate lending policy

and procedures

framework, set

up to

govern real
estate

lending

activities.

Quality

assurance

and

quality

control
programs monitor

compliance with

mortgage underwriting

and
documentation requirements.

For

our

mortgage

loan

portfolio

in

the

Global

Wealth
Management regions of

EMEA and Asia

Pacific, we apply

global
underwriting

guidelines

with

regional

variations

to

allow

for
regulatory

and

market

differentials.

As

in

other

regions,

the
underwriting

guidelines

take

into

account

affordability

and
collateral sufficiency. Affordability is

assessed at a stressed

interest
rate using,

for residential

real estate,

the borrowers’

sustainable
income and declared liabilities,

and for commercial real estate the
quality and sustainability of rental

income. For interest-only loans,
a declared

and evidenced

repayment strategy

must be

in place.
The applicable LTV for each mortgage is based on the quality and liquidity

of

the

property

and

assessed

against

valuations

from
bank-appointed

third-party

valuers.

Maximum

LTV

varies

from
30 % to 70
%, depending

on the

type and

location of

the property,
as

well

as

other

factors.

Collateral

sufficiency

is

often

further
supported by personal guarantees from the borrower. The overall portfolio is centrally assessed against a

number of stress scenarios
to ensure that exposures

remain within predefined stress

limits.
Audited

|

Lombard

loans

are

secured

by

pledges

of

marketable
securities,

guarantees

and

other

forms

of

collateral.

Eligible
financial

securities
are primarily
liquid

and

actively

traded
transferable

securities

(such

as

bonds

and

equities),

and

other
transferable securities,

such as approved

structured products

for
which

regular

prices are

available and

the issuer

of the

security
provides a market. To

a lesser degree, less

liquid collateral is also
used.
We derive

lending values

by applying

discounts (haircuts)

to the
pledged

collateral
’
s

market

value.
  H
aircuts

for

ma
rketable
securities are calculated

to cover possible

change in value

over a
given close-out

period and

confidence level.

Less liquid

or more
volatile collateral will typically have larger haircuts.
We assess concentration and

correlation risks across collateral
posted

at

a

counterparty

level,

and

at

a

divisional

level

across
counterparties. We

also perform targeted Group-wide reviews of
concentration.

Concentration

of

collateral

in

single

securities,
issuers

or

issuer

groups,

industry

sectors,

countries,

regions

or
currencies may result

in higher risk and

reduced liquidity. In such
cases, the

lending value

of the

collateral, margin

call and

close-
out levels are adjusted accordingly.
Audited |

We use

single-name credit

default swaps

(CDSs),

credit-
index CDSs, bespoke protection and other instruments to

actively
manage

credit

risk

in

the

Investment

Bank

and

Non-core

and
Legacy Portfolio. The

aim is to reduce

concentrations of risk from
specific

counterparties,

sectors

or

portfolios

and,

for

CCR,

the
profit

or

loss
effect
arising

from

changes

in

credit

valuation
adjustments (CVAs).
We have

strict guidelines

with regard

to taking

credit hedges
into

account

for

credit

risk

mitigation

purposes.

For

example,
when

monitoring

exposures

against

counterparty

limits,

we

do
not

usually
apply

certain

credit

risk
mitigants ,
such

as

proxy
hedges (credit

protection on

a correlated

but different

name) or
credit - index CDSs ,
to

reduce

counterparty

exposures
.

Buying
credit protection

also creates

credit exposure

with regard

to the
protection

provider.

We

monitor

and

limit

exposures

to

credit
protection providers, and also

monitor the effectiveness of

credit
hedges

as

part

of

our

overall

credit

exposures

to

the

relevant
counterparties.

Trading

with

such

counterparties

is

typically
collateralized.

For

credit

protection

purchased

to

hedge

the
lending portfolio,

this includes

monitoring mismatches

between
the maturity

of credit

protection purchased

and the

maturity of
the associated loan. Such mismatches result in basis risk and may reduce the effectiveness of the credit

protection. Mismatches are
routinely

reported

to

credit

officers

and

mitigating

actions

are
taken when necessary.
Audited |

We have

developed tools

and models

to estimate

future
credit losses that may be implicit in our current portfolio.
Exposures

to

individual

counterparties

are

measured

using
three

generally

accepted

parameters:

PD,

EAD

and

LGD.

For

a
given credit facility, the product of these three parameters results in

the

expected

loss.

These

parameters

are

the

basis

for

the
majority of our internal measures of credit

risk, and key inputs for
regulatory capital calculation under

the advanced internal

ratings-
based

(A-IRB)

approach of

the Basel III

framework.

We also

use
models

to

derive

the

portfolio credit

risk

measures

of

expected
loss, statistical loss and stress loss.
Internal UBS rating scale and mapping of external ratings
Internal UBS rating 1-year PD range in % Description
Moody’s Investors
Service mapping S&P mapping Fitch mapping
0 and 1 0.00–0.02 Investment grade Aaa AAA AAA
2 0.02–0.05 Aa1 to Aa3 AA+ to AA– AA+ to AA–
3 0.05–0.12 A1 to A3 A+ to A– A+ to A–
4 0.12–0.25 Baa1 to Baa2 BBB+ to BBB BBB+ to BBB
5 0.25–0.50 Baa3 BBB– BBB–
6 0.50–0.80
Sub-investment grade
Ba1 BB+ BB+
7 0.80–1.30 Ba2 BB BB
8 1.30–2.10 Ba3 BB– BB–
9 2.10–3.50 B1 B+ B+
10 3.50–6.00 B2 B B
11 6.00–10.00 B3 B– B–
12 10.00–17.00 Caa1 to Caa3
13 >17 Ca to C CCC to C CCC to C
Counterparty is in default

Default Defaulted D D

Disclosure Of Financial Assets That Are Either Past Due Or Impaired Explanatory
Audited |

In line with the regulatory definition, we report a claim as non-performing when: (i) it is more than

90 days past due; (ii) it

is
subject

to

restructuring

proceedings,

where

preferential
conditions

concerning

interest

rates,

subordination,

tenor,

etc.
have been

granted in order

to avoid default

of the

counterparty
(forbearance);

(iii) the

counterparty

is

subject

to

bankruptcy

/
enforced

liquidation

proceedings

in

any

form,

even

if

there

is
sufficient collateral to cover

the due payment;

or (iv) there is

other
evidence that

payment obligations

will not

be fully

met without
recourse to collateral.
Default and credit-impaired
UBS uses

a single

definition of

default for

classifying assets

and
determining the PD of

its obligors for

risk modeling purposes. The
definition

of

default

is

based

on

quantitative

and

qualitative
criteria.

A

counterparty

is

classified

as

defaulted

when

material
payments of interest, principal or fees are overdue

for more than
90 days, or

more than 180

days for certain exposures

in relation
to loans to

private and commercial

clients in Personal

& Corporate
Banking

and

to

private

clients

of

Global

Wealth

Management
Region

Switzerland.

UBS

does

not

consider

the

general

90-day
presumption

for

default

recognition

appropriate

for
those
portfolios,

given the cure rates, which

show that strict application
of the

90-day criterion

would not accurately

reflect the

inherent
credit

risk. Counterparties

are also

classified as

defaulted when:
bankruptcy,

insolvency proceedings

or enforced

liquidation have
commenced;

obligations have

been restructured

on preferential
terms

(forbearance);

or

there

is

other

evidence

that

payment
obligations will not

be fully

met without

recourse to collateral.

The
latter may

be the

case even

if, to date,

all contractual

payments
have been made when due. If one claim against a counterparty is
defaulted

on,

generally

all

claims

against

the

counterparty

are
treated as defaulted.
An
instrument

is

classified

as

credit
-
impaired

if

the
counterparty is

classified as

defaulted and

/ or

the instrument

is
identified as

purchased or

originated credit-impaired

(POCI). An
instrument is POCI if it has been purchased at a deep discount to its

carrying

amount

following

a

risk

event

of

the

issuer

or
originated with a defaulted counterparty. Once

a financial asset is
classified

as

defaulted

/

credit-impaired

(except

POCI),

it

is
reported as

a stage 3

instrument and

remains as

such unless

all
past due amounts have

been rectified, additional payments

have
been

made

on

time,

the

position

is

not

classified

as

credit-
restructured, and

there is

general evidence

of credit

recovery. A
three-month probation period is applied before

a transfer back to
stages 1 or 2

can be triggered.

However, most instruments

remain
in stage 3 for a longer

period. As of 31 December 2021,

we had
no instruments classified as POCI on our books.
Audited

|

If

payment

default

is

imminent

or

default

has

already
occurred,

we

may

grant

concessions

to

borrowers

in

financial
difficulties

that we

would otherwise

not consider

in the

normal
course

of

business,

such

as

offering

preferential

interest

rates,
extending maturity, modifying the schedule of

repayments, debt /
equity

swap,

subordination,

etc.

When

a

forbearance

measure
takes place, each case is considered individually and the exposure is

generally

classified

as

defaulted.

Forbearance

classification
remains

until

the

loan

is

repaid

or

written

off,

non-preferential
conditions are granted that

supersede the preferential conditions,
or the counterparty has recovered and the preferential conditions no longer exceed our risk tolerance.
Contractual

adjustments

when

there

is

no

evidence

of
imminent

payment

default,

or

where

changes

to

terms

and
conditions are within our usual risk

tolerance, are not considered
to be forborne.